UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 96.50%
COMMON STOCKS - 58.17%
AEROSPACE & DEFENSE - 7.25%
KLX, Inc. (a)	723,687	$45,433,070
Rockwell Collins, Inc. (e)	995,268	139,805,296
		185,238,366
BIOTECHNOLOGY - 0.89%
Shire plc - ADR	124,970	22,653,312
BROADCASTING - 0.23%
Discovery Communications, Inc. Class C (a)	199,782	5,909,552
BUILDING PRODUCTS - 1.07%
USG Corporation	632,907	27,411,202
COMMUNICATIONS EQUIPMENT - 0.48%
Mitel Networks Corporation (a)(b)	1,123,764	12,383,879
COPPER - 0.20%
Nevsun Resources Ltd. (b)	1,131,212	5,011,269
DIVERSIFIED CHEMICALS - 3.44%
DowDuPont, Inc. (e)	781,588	50,263,924
Huntsman Corporation (e)	1,379,969	37,576,556
		87,840,480
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)(e)	125,668	160,855
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.56%
Orbotech Ltd. (a)(b)	670,900	39,878,296
HEALTH CARE EQUIPMENT & SUPPLIES - 0.97%
NxStage Medical, Inc. (a)	888,199	24,771,870
HEALTH CARE SERVICES - 3.98%
Envision Healthcare Corporation (a)(e)	646,414	29,560,512
Express Scripts Holding Company (a)(e)	757,889	72,007,034
		101,567,546
HOTELS, RESORTS & CRUISE LINES - 0.21%
Marriott Vacations Worldwide Corporation	48,701	5,442,335
INTEGRATED TELECOMMUNICATION SERVICES - 0.61%
AT&T, Inc. (e)	466,409	15,662,014
MANAGED HEALTH CARE - 5.81%
Aetna, Inc. (e)	731,401	148,364,693
MOVIES & ENTERTAINMENT - 7.21%
Twenty-First Century Fox, Inc. Class A	197,595	9,154,576
Twenty-First Century Fox, Inc. Class B (e)	3,821,897	175,119,321
		184,273,897
OIL & GAS DRILLING - 1.38%
Ocean Rig UDW, Inc. Class A (a)(b)(e)	1,015,428	35,154,117
OIL & GAS REFINING & MARKETING - 4.64%
Andeavor (f)	782,963	118,540,598
OIL & GAS STORAGE & TRANSPORTATION - 3.02%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	2,276,354	59,500,138
Enbridge Energy Partners LP	226,867	2,493,268
Energy Transfer Partners LP	564,270	12,560,650
Spectra Energy Partners LP	69,313	2,475,167
		77,029,223
PACKAGED FOODS & MEATS - 2.89%
Pinnacle Foods, Inc. (e)	1,140,630	73,924,230
PAPER PRODUCTS - 0.29%
KapStone Paper and Packaging Corporation (e)	218,992	7,426,019
PROPERTY & CASUALTY INSURANCE - 1.39%
Aspen Insurance Holdings Ltd. (b)	846,609	35,388,256
REITs - 2.69%
Brookfield Property REIT, Inc. Class A	609,927	12,765,772
Forest City Realty Trust, Inc. Class A	86,849	2,179,041
Gateway Lifestyle Holdings Pty Ltd. (b)	984,664	1,594,356
Gramercy Property Trust	1,904,597	52,262,142
		68,801,311

RESEARCH & CONSULTING SERVICES - 0.13%
The Dun & Bradstreet Corporation	23,516	3,351,265
SEMICONDUCTORS - 2.82%
Integrated Device Technology, Inc. (a)	269,096	12,650,203
NXP Semiconductors NV (b)(e)	693,866	59,325,543
		71,975,746
SPECIAL PURPOSE ACQUISITION COMPANIES - 3.27%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)	662,154	6,707,620
Black Ridge Acquisition Corporation (a)(f)	286,249	2,810,965
Churchill Capital Corporation (a)	148,613	1,505,450
Constellation Alpha Capital Corporation (a)(b)	733,713	7,425,176
Draper Oakwood Technology Acquisition, Inc. Class A (a)(f)	63,087	643,488
Easterly Acquisition Corporation (a)	371,587	3,883,084
Gordon Pointe Acquisition Corporation (a)(f)	136,363	1,346,585
Haymaker Acquisition Corporation Class A (a)	277,300	2,706,309
Hennessy Capital Acquisition Corporation III (a)	162,728	1,658,198
Industrea Acquisition Corporation Class A (a)	990,600	10,104,120
Kayne Anderson Acquisition Corporation Class A (a)	345,144	3,506,663
Legacy Acquisition Corporation Class A (a)	247,158	2,400,053
Longevity Acquisition Corporation (a)(b)	119,999	1,228,790
Modern Media Acquisition Corporation (a)	477,700	4,824,770
Mudrick Capital Acquisition Corporation Class A (a)(f)	428,413	4,162,032
Pensare Acquisition Corporation (a)	708,822	7,059,867
Pure Acquisition Corporation (a)	687,660	6,673,740
Thunder Bridge Acquisition Ltd. (a)(b)(f)	338,801	3,442,218
Tiberius Acquisition Corporation (a)(f)	311,172	3,009,033
TKK Symphony Acquisition Corporation (a)(b)	399,444	3,794,718
Twelve Seas Investment Company (a)(b)(f)	467,667	4,517,663
		83,410,542
SYSTEMS SOFTWARE - 1.73%
CA, Inc.	79,476	3,508,866
Dell Technologies, Inc. Class V (a)	419,443	40,736,304
		44,245,170
TOTAL COMMON STOCKS (Cost $1,477,526,457)		1,485,816,043

CLOSED-END FUNDS - 10.23% (a)(e)
Altaba, Inc.	3,835,068	261,244,832
TOTAL CLOSED-END FUNDS (Cost $230,684,515)		261,244,832

PREFERRED STOCKS - 0.12%
Colony Capital, Inc., 8.750%, Series E	18,334	469,717
NuStar Logistics LP, 9.073% (3 Month LIBOR + 6.734%), 1/15/2043 (j)	102,561	2,589,665
TOTAL PREFERRED STOCKS (Cost $3,059,356)		3,059,382

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	891,153	26,735
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		26,735

RIGHTS - 0.02% (a)(f)
Black Ridge Acquisition Corporation	286,249	108,774
Modern Media Acquisition Corporation	477,700	207,776
Pensare Acquisition Corporation	708,822	318,403
TOTAL RIGHTS (Cost $589,349)		634,953

WARRANTS - 0.07% (a)(f)
Black Ridge Acquisition Corporation	286,249	125,950
ConvergeOne Holdings, Inc.	142,444	197,997
Federal Street Acquisition Corporation	64,360	93,322
Modern Media Acquisition Corporation	238,850	137,339
Mudrick Capital Acquisition Corporation Class A	428,413	282,753
Pensare Acquisition Corporation	354,411	184,294
Pure Acquisition Corporation	343,830	464,170
Tiberius Acquisition Corporation	311,172	183,591
TOTAL WARRANTS (Cost $1,351,116)		1,669,416

	Principal Value
CORPORATE BONDS - 9.64% (f)
Ardagh Packaging Finance plc / Ardagh Holdings MP USA, Inc.
7.250%, 5/15/2024 (b)(h)	$8,779,000	9,217,950
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.250%, 3/15/2024 (h)	24,509,000	25,780,404
BMC Software Finance, Inc.
8.125%, 7/15/2021 (h)	9,845,000	10,074,881
Dynegy, Inc.
5.875%, 6/1/2023	15,354,000	15,826,135
EIG Investors Corporation
10.875%, 2/1/2024	7,238,000	7,934,657
Envision Healthcare Corporation
5.625%, 7/15/2022	23,689,000	24,368,874
6.250%, 12/1/2024 (h)	8,746,000	9,445,680
LifePoint Health, Inc.
5.875%, 12/1/2023	6,410,000	6,706,463
5.375%, 5/1/2024	21,240,000	22,169,250
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	2,935,000	2,945,859
6.500%, 6/1/2022	1,939,000	1,940,212
Rent-A-Center, Inc.
6.625%, 11/15/2020	7,517,000	7,535,793
4.750%, 5/1/2021	12,832,000	12,832,000
Rite Aid Corporation
6.125%, 4/1/2023 (h)	10,117,000	9,117,946
Spectrum Brands Holdings, Inc.
7.750%, 1/15/2022	16,785,000	17,322,120
SUPERVALU, Inc.
6.750%, 6/1/2021	8,585,000	8,778,163
7.750%, 11/15/2022	4,424,000	4,617,550
T-Mobile USA, Inc.
6.500%, 1/15/2024	9,842,000	10,247,983
Tribune Media Company
5.875%, 7/15/2022	2,033,000	2,086,366
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	14,621,000	15,425,155
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	7,192,000	7,338,645
Xerium Technologies, Inc.
9.500%, 8/15/2021	13,882,000	14,614,276
TOTAL CORPORATE BONDS (Cost $246,760,766)		246,326,362

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.02%
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $295.00	1,918	$55,760,096	452,648
			452,648
PURCHASED PUT OPTIONS - 0.13%
AT&T, Inc.
Expiration: October 2018, Exercise Price: $32.00	676	2,270,008	10,140
Cisco Systems, Inc.
Expiration: November 2018, Exercise Price: $44.00	906	4,407,690	28,992
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $31.00	242	822,074	10,285
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $62.50	7,032	45,222,792	428,952
Expiration: November 2018, Exercise Price: $65.00	268	1,723,508	65,124
HP, Inc.
Expiration: November 2018, Exercise Price: $23.00	864	2,226,528	10,368
Huntsman Corporation
Expiration: November 2018, Exercise Price: $27.00	13,339	36,322,097	1,533,985
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $95.00	487	5,442,225	6,088
Shire plc - ADR
Expiration: October 2018, Exercise Price: $160.00	326	5,909,402	10,595
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $285.00	5,954	173,094,688	583,492
VanEck Vectors Semiconductor ETF
Expiration: October 2018, Exercise Price: $107.00	1,433	15,254,285	323,858
The Walt Disney Company
Expiration: January 2019, Exercise Price: $95.00	5,872	68,667,168	205,520
			3,217,399
TOTAL PURCHASED OPTIONS (Cost $5,306,471)			3,670,047

	Principal Amount
ESCROW NOTES - 0.08% (a)(d)(g)
AMR Corporation	$1,243,406		1,927,279
T-Mobile USA, Inc.	7,594,000		–
TOTAL ESCROW NOTES (Cost $679,555)			1,927,279

	Shares
SHORT-TERM INVESTMENTS - 18.02%
MONEY MARKET FUNDS - 16.09% (c)
First American Government Obligations Fund, Institutional Share Class, 1.94%	37,007,826		37,007,826
The Government & Agency Portfolio, Institutional Share Class, 1.97%	124,678,000		124,678,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.96%	124,678,000		124,678,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 1.92%	124,678,000		124,678,000
			411,041,826
	Principal Amount
U.S. TREASURY BILLS - 1.93% (e)(f)
United States Treasury Bills
1.90%, 10/11/2018	$300,000		299,830
1.93%, 10/25/2018	9,790,000		9,776,473
1.97%, 11/8/2018	6,900,000		6,884,942
2.02%, 11/29/2018	8,600,000		8,570,208
2.03%, 12/6/2018	300,000		298,832
2.03%, 1/3/2019	600,000		596,608
2.07%, 1/17/2019	1,200,000		1,192,143
2.13%, 1/31/2019	1,900,000		1,885,714
2.15%, 2/7/2019	2,600,000		2,578,991
2.15%, 2/14/2019	750,000		743,625
2.18%, 2/28/2019	15,640,000		15,491,827
2.23%, 3/7/2019	570,000		564,345
2.29%, 3/28/2019	465,000		459,712
			49,343,250
TOTAL SHORT-TERM INVESTMENTS (Cost $460,399,417)			460,385,076
TOTAL LONG INVESTMENTS (Cost $2,426,357,002) - 96.50%			2,464,760,125

	Shares
SHORT INVESTMENTS - (23.38)%
COMMON STOCKS - (23.28)%
AEROSPACE & DEFENSE - (1.91)%
United Technologies Corporation	(349,263)	(48,830,460)
AIRLINES - (0.11)%
American Airlines Group, Inc.	(65,211)	(2,695,171)
BROADCASTING - (0.25)%
Discovery Communications, Inc. Class A	(199,783)	(6,393,056)
DRUG RETAIL - (1.89)%
CVS Health Corporation	(612,766)	(48,236,939)
INTERNET & DIRECT MARKETING RETAIL - (8.68)%
Alibaba Group Holding Ltd. - ADR	(1,345,174)	(221,630,868)
MANAGED HEALTH CARE - (1.50)%
Cigna Corporation	(184,471)	(38,416,086)
MOVIES & ENTERTAINMENT - (0.40)%
The Walt Disney Company	(88,228)	(10,317,382)
OIL & GAS DRILLING - (0.89)%
Transocean Ltd. (b)	(1,637,684)	(22,845,692)
OIL & GAS REFINING & MARKETING - (4.05)%
Marathon Petroleum Corporation (f)	(1,283,602)	(103,432,649)
OIL & GAS STORAGE & TRANSPORTATION - (0.69)%
Enbridge, Inc. (b)	(153,007)	(4,940,596)
Energy Transfer Equity LP	(722,266)	(12,589,096)
		(17,529,692)
PACKAGED FOODS & MEATS - (0.95)%
Conagra Brands, Inc.	(716,598)	(24,342,834)
REITs - (0.41)%
Brookfield Property Partners LP (b)	(497,186)	(10,386,216)
SEMICONDUCTORS - (0.67)%
KLA-Tencor Corporation	(167,725)	(17,059,310)
SYSTEMS SOFTWARE - (0.88)%
VMware, Inc. Class A	(144,617)	(22,568,929)
TOTAL COMMON STOCKS (Proceeds $492,056,850)		(594,685,284)

PRIVATE PLACEMENTS - (0.10)% (g)
Twenty-First Century Fox, Inc. Class A	(79,923)	(2,397,690)
TOTAL PRIVATE PLACEMENTS ( Proceeds $2,393,694)		(2,397,690)

TOTAL SHORT INVESTMENTS
(Proceeds $494,450,544) - (23.38)%		(597,082,974)
TOTAL NET INVESTMENTS
(Cost $1,931,906,458) - 73.12%		1,867,677,151
OTHER ASSETS IN EXCESS OF LIABILITIES - 26.88%		686,592,369
TOTAL NET ASSETS - 100.00%		$2,554,269,520

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2018, these securities represent 3.38% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2018, this common stock had a cost of $57,736,820 and its market value represented 2.33% of total net assets. The Fund's adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (l) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2018.
(k)	As of September 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 1,923,022,561

Gross unrealized appreciation	127,406,130
Gross unrealized depreciation	(184,874,829)
Net unrealized depreciation	$ (57,468,699)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(l)	Investment Valuation

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price.
Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level
1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the
security.These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00
p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised)
or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as
Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation
Group (the "Valuation Group"), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,287,843,323	$ 138,472,582	$ 59,500,138	$1,485,816,043
Closed End Funds	261,244,832	-	-	261,244,832
Preferred Stock	3,059,382	-	-	3,059,382
Contingent Value Rights	-	-	26,735	26,735
Rights	-	634,953	-	634,953
Warrants	-	1,669,416	-	1,669,416
Corporate Bonds	-	246,326,362	-	246,326,362
Purchased Option Contracts	3,670,047	-	-	3,670,047
Escrow Notes	-	-	1,927,279	1,927,279
Short-Term Investments	411,041,826	49,343,250	-	460,385,076
Forward Currency Exchange Contracts**	-	857,378	-	857,378
Swap Contracts**	-	3,178,360	-	3,178,360
Total	$1,966,859,410	$ 440,482,301	$ 61,454,152	$2,468,795,863

Liabilities
Short Common Stock*	$ 491,252,635	$ 103,432,649	$ -	$ 594,685,284
Private Placements	-	-	2,397,690	2,397,690
Written Option Contracts	6,159,027	-	-	6,159,027
Total	$ 497,411,662	$ 103,432,649	$ 2,397,690	$ 603,242,001

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2018, the value of these assets and liabilities was $61,454,152 and $2,397,690, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers to Level 3 securities during the nine months ended September 30, 2018.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes		Private Placements	Total Investment
Balance as of December 31, 2017	$58,982,517	$991,436	$1,989,450		$-	$61,963,403
Purchases on Investments*	-	-	-	**	(2,393,694)	(2,393,694)
(Sales) of Investments	-	-	-		-	-
Realized (Gain) Loss	-	(1,604,997)	-		-	(1,604,997)
Transfers Into Level 3	-	-	-		-	-
(Transfer Out) of Level 3	-	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	517,621	640,296	(62,171)		(3,996)	1,091,750
Balance as of September 30, 2018	$59,500,138	$26,735	$1,927,279		$(2,397,690)	$59,056,462

* Includes receipts from corporate actions.
** Amount less than $0.50.

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2018 totals $1,091,750.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2018 are as follows:

Description	Fair Value at September 30, 2018		Valuation Technique	Unobservable Input
Common Stock	$ 59,500,138		Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections
Escrow Note	$ -	**	Projected Final Distribution*	Discount of Projected Distribution

*The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of an additional distribution, the security is being priced at zero.
**Amount less than $.50.

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2018, the value of these assets and liabilities was $1,954,014 and $2,397,690, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

(m)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 3,670,047	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Written Options	6,159,027
Swap Contracts	Schedule of Swap Contracts	3,178,360	Schedule of Swap Contracts	-
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	857,378	Schedule of Forward Currency Exchange Contracts	-
Total		$ 7,705,785		$ 6,159,027

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF WRITTEN OPTIONS
September 30, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: October 2018, Exercise Price: $34.00	388	$1,302,904	$7,760
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $35.00	242	822,074	19,360
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $67.50	6,251	40,200,181	150,024
Expiration: November 2018, Exercise Price: $70.00	268	1,723,508	10,452
Huntsman Corporation
Expiration: November 2018, Exercise Price: $33.00	9,272	25,247,656	74,176
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $105.00	487	5,442,225	382,295
NXP Semiconductors NV
Expiration: October 2018, Exercise Price: $90.00	5,161	44,126,550	340,626
Shire plc - ADR
Expiration: October 2018, Exercise Price: $170.00	362	6,561,974	425,350
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $287.00	1,918	55,760,096	1,435,623
The Walt Disney Company
Expiration: January 2019, Exercise Price: $115.00	5,389	63,018,966	3,112,148
			5,957,814
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $275.00	5,094	148,092,768	201,213
			201,213
TOTAL WRITTEN OPTIONS
(Premiums received $8,883,897)			$6,159,027

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
plc - Public Limited Company

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2018	Currency to be Received		September 30, 2018	(Depreciation)*
11/7/2018	JPM	7,534,935	AUD	$ 5,448,195	5,479,481	USD	$ 5,479,481	$ 31,286
11/7/2018	JPM	5,414,605	USD	5,414,605	7,534,935	AUD	5,448,195	33,590
11/15/2018	JPM	2,136,563	AUD	1,544,948	1,570,267	USD	1,570,267	25,319
11/20/2018	JPM	4,627,904	AUD	3,346,557	3,415,148	USD	3,415,148	68,591
11/20/2018	JPM	14,459	USD	14,459	19,564	AUD	14,147	(312)
1/16/2019	JPM	6,275,567	CAD	4,870,185	4,846,417	USD	4,846,417	(23,768)
1/3/2019	JPM	38,656,585	EUR	45,270,149	44,653,381	USD	44,653,381	(616,768)
3/21/2019	JPM	18,820,988	EUR	22,188,482	22,364,369	USD	22,364,369	175,887
3/21/2019	JPM	12,028,504	USD	12,028,504	10,130,274	EUR	11,942,806	(85,698)
10/11/2018	JPM	75,172,366	GBP	98,036,753	99,872,969	USD	99,872,969	1,836,216
10/11/2018	JPM	98,623,719	USD	98,623,719	75,172,366	GBP	98,036,754	(586,965)
				$ 296,786,556			$ 297,643,934	$ 857,378

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2018 (Unaudited)
								Unrealized
		Termination	Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Andeavor	5/8/2019	Pay	0.750% +1 Month LIBOR	Monthly	117,537	$ 16,506,707	$ 1,277,529
JPM	APN Outdoor Group Ltd.	8/22/2019	Pay	0.400% +3 Month LIBOR	Quarterly	318,890	1,478,237	53,717
JPM	Gateway Lifestyle Holdings Pty Ltd.	6/27/2019	Pay	0.400% +3 Month LIBOR	Quarterly	976,332	1,721,694	(144,122)
BAML	Gemalto NV	5/31/2019	Pay	0.350% +1 Month LIBOR	Monthly	757,774	44,231,268	(90,205)
JPM	Innogy SE	7/18/2019	Pay	0.400% +3 Month LIBOR	Quarterly	227,983	9,735,645	442,286
BAML	Linde AG	2/22/2019	Pay	0.350% +1 Month LIBOR	Monthly	74,159	16,700,251	829,267
BAML	Shire plc	6/29/2019	Pay	0.800% +1 Month LIBOR	Monthly	888,702	51,140,228	2,472,552
JPM	Shire plc	10/1/2019	Pay	0.300% +3 Month LIBOR	Quarterly	42,525	2,588,739	785,442

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2019	Pay	(4.500)% +1 Month LIBOR	Monthly	(112,741)	(2,140,140)	(235,460)
BAML	Marathon Petroleum Corporation	5/8/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(186,824)	(14,418,103)	(630,369)
BAML	Praxair, Inc.	2/5/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(114,557)	(17,596,068)	(856,560)
BAML	Takeda Pharmaceutical Company Ltd.	6/29/2019	Receive	(0.750)% +1 Month LIBOR	Monthly	(846,701)	(35,566,218)	(609,619)
JPM	Takeda Pharmaceutical Company Ltd.	8/17/2019	Receive	(0.400)% +3 Month LIBOR	Quarterly	(157,727)	(6,618,634)	(116,098)
								$ 3,178,360
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)            The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                                   11/21/2018

By (Signature and Title)  /s/ Roy Behren
                                             Roy Behren, Co-President and Treasurer

Date                                                   11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                                    11/21/2018

By (Signature and Title)* /s/ Roy Behren
                                             Roy Behren, Co-President and Treasurer

Date                                                   11/21/2018

* Print the name and title of each signing officer under his or her signature.